COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

COVID-19

In January 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (“COVID-19”) and the risks to the international community. The WHO declared COVID-19 a global pandemic on March 11, 2020 and since that time many of the previously imposed restrictions and other measures which were instituted in response have been subsequently reduced or lifted. However, the COVID-19 pandemic remains highly unpredictable and dynamic and its duration and extent continue to be dependent on various developments, such as the emergence of variants to the virus that may cause additional strains of COVID-19, the administration and ultimate effectiveness of vaccines, and the eventual timeline to achieve a sufficient level of herd immunity among the general population. Accordingly, the COVID-19 pandemic may continue to have negative effects on the health of the U.S. economy for the foreseeable future. We continue to experience various degrees of manufacturing cost pressures due to raw material and electronic component shortages as well as inflationary price increases. Although we regularly monitor the financial health and operations of companies in our supply chain, and use alternative suppliers when necessary and available, any financial hardship or government restrictions on our suppliers or sub-suppliers caused by the COVID-19 pandemic could cause a disruption in our ability to obtain raw materials or components required to manufacture our products and adversely affect our operations.

LEGAL MATTERS

Management is not aware of any legal proceedings other than matters that arise in the ordinary course of business.

LEASES

Operating Leases

We have operating lease agreements for offices and a warehouse facility in Florida, California and Macau expiring in various years through 2024.

We entered into an operating lease agreement, effective October 1, 2017, for the corporate headquarters located in Fort Lauderdale, Florida where we lease approximately 6,500 square feet of office space. The lease expires on March 31, 2024. The base rent payment is approximately $9,700 per month, subject to annual adjustments.

We entered into an operating lease agreement, effective June 1, 2013, for 86,000 square feet of warehouse space in Ontario, California for our logistics operations. On June 15, 2020 we executed a three-year lease extension which will expire on August 31, 2023. The renewal base rent payment is $65,300 with a 3% increase every 12 months for the remaining term of the extension.

In May 2021 we executed a one-year lease for 424 square feet of office space in Macau which will expire on April 30, 2022. The lease provides for a renewal option to extend the lease. Rent expense on the new lease is fixed at approximately $1,700 per month for the duration of the lease term.

Lease expense for our operating leases is recognized on a straight-line basis over the lease terms.

Finance Leases

On July 1, 2021 we entered into a long-term capital leasing arrangement with Union Credit Corporation to finance the leasing of a used forklift in the amount of approximately $24,000. The lease require monthly payments in the amount of approximately $755 per month over a total lease term of 36 months which commenced on July 1, 2021. The agreement has an effective interest rate of 9.9% and the Company has the option to purchase the equipment at the end of the lease term for one dollar. As of December 30, 2021 and March 31, 2021, the remaining amounts due on this capital leasing arrangement was approximately $20,000 and $0, respectively. For the three and nine months ended December 31, 2021 and 2020 the Company incurred interest expense of $696 and $1,072, respectively.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2021 and 2020

(Unaudited)

Supplemental balance sheet information related to leases as of December 31, 2021 is as follows:

Assets:
Operating lease - right-of-use assets	$1,488,258
Finance leases as a component of Property and equipment, net of accumulated depreciation of $1,735	18,278
Liabilities
Current
Current portion of operating leases	$860,528
Current portion of finance leases	7,421
Noncurrent
Operating lease liabilities, net of current portion	$685,304
Finance leases, net of current portion	12,592

Supplemental statement of operations information related to leases for the three and nine months ended December 31, 2021 is as follows:

	Three Months Ended	Nine Months Ended
	December 31, 2021	December 31, 2021
Operating lease expense as a component of general and administrative expenses	$140,016	$604,347
Finance lease cost
Depreciation of leased assets as a component of depreciation	$1,041	$1,735
Interest on lease liabilities as a component of interest expense	$692	$1,068

Supplemental cash flow information related to leases for the nine months ended December 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases		$693,657
Financing cash flow paid for finance leases		$6,184

Lease term and Discount Rate
Weighted average remaining lease term (months)
Operating leases	21.1
Finance leases	31.0
Weighted average discount rate
Operating leases	6.25%
Finance leases	9.86%

Scheduled maturities of operating and finance lease liabilities outstanding as of December 31, 2021 are as follows:

Year	Operating Leases	Finance Leases

2022	$937,590	$9,065
2023	674,488	9,065
2024	30,739	4,533
Total Minimum Future Payments	1,642,817	22,663

Less: Imputed Interest	96,985	2,650

Present Value of Lease Liabilities	$1,545,832	$20,013

NOTE 6 - COMMITMENTS AND CONTINGENCIES

LEGAL MATTERS

On September 11, 2020 a Complaint was filed against the Company’s SMCL subsidiary and various staffing agencies used by SMCL in a Superior Court of San Bernadino County. The complaint alleges an employee of SMCL committed employment practice violations against a former temporary employee not employed by SMC Logistics. Management has investigated the allegation and has engaged with an employment attorney to defend the lawsuit. Management does not believe the claims have merit and does not believe the lawsuit will have a material adverse effect on our financial results.

As of this filing management is not aware of any other legal proceedings other than matters that arise in the ordinary course of business.

LEASES

The Company determines if an arrangement contains a lease at the inception of a contract. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the commencement date. The liability is equal to the present value of the remaining minimum lease payments. The asset is based on the liability, subject to certain adjustments. Operating leases result in straight-line expense (similar to operating leases under the prior accounting standard) while finance leases result in a front-loaded expense pattern (similar to capital leases under the prior accounting standard). As the interest rate implicit in the Company’s operating leases is not readily determinable, the Company utilizes its incremental borrowing rate to discount the lease payments. The Company utilizes the implicit rate for its finance leases.

Operating Leases

We have operating lease agreements for offices and a warehouse facility in Florida, California and Macau expiring in various years through 2024.

We entered into an operating lease agreement, effective October 1, 2017, for the corporate headquarters located in Fort Lauderdale, Florida where we lease approximately 6,500 square feet of office space. The lease expires on March 31, 2024. The base rent payment is approximately $9,400 per month, subject to annual adjustments.

We entered into an operating lease agreement, effective June 1, 2013, for 86,000 square feet of warehouse space in Ontario, California for our logistics operations. On June 15, 2020 we executed a three-year lease extension which will expire on August 31, 2023. The renewal base rent payment is $65,300 per month with a 3% increase every 12 months for the remaining term of the extension.

We entered into an operating lease agreement, effective May 1, 2018, for 424 square feet of office space in Macau. The rent is fixed at approximately $1,600 per month for the duration of the lease which expired on April 30, 2021. In May 2021 we executed a one-year lease extension which will expire on April 30, 2022. The lease provides for a renewal option to extend the lease. Rent expense on the new lease is fixed at approximately $1,700 per month for the duration of the lease term.

Lease expense for our operating leases is recognized on a straight-line basis over the lease terms.

Finance Leases

On May 25, 2018 and June 4, 2018, we entered into two long-term capital leasing arrangements with Wells Fargo Equipment Finance (“Wells Fargo”) to finance the leasing of two used forklift vehicles in the amount of approximately $44,000. The leases require monthly payments in the amount of $1,279 per month over a total lease term of 36 months which commenced on June 1, 2018. The agreement has an effective interest rate of 4.5% and the Company has the option to purchase the equipment at the end of the lease term for one dollar. As of March 31, 2021 and March 31, 2020, the remaining amounts due on these capital leasing arrangements was approximately $3,000 and $18,000, respectively.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2021 and 2020

Supplemental balance sheet information related to leases as of March 31, 2021 is as follows:

Assets:
Operating lease - right-of-use assets	$2,074,115
Finance leases as a component of property and equipment, net of accumulated depreciation of $18,136	25,390
Liabilities
Current
Current portion of operating leases	$794,938
Current portion of finance leases	2,546
Noncurrent
Operating lease liabilities, net of current portion	$1,334,010
Finance leases, net of current portion	-

Supplemental statement of operations information related to leases for the fiscal year ended March 31, 2021 is as follows:

Fiscal Year Ended
March 31, 2021
Operating lease expense as a component of general and administrative expenses	$790,715
Finance lease cost
Depreciation of leased assets as a component of depreciation	$6,218
Interest on lease liabilities as a component of interest expense	$370

Supplemental cash flow information related to leases for the nine months ended March 31, 2021 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow paid for operating leases	$805,662
Financing cash flow paid for finance leases	$14,957

Lease term and Discount Rate
Weighted average remaining lease term (months)	30.0
Operating leases	2.0
Finance leases
Weighted average discount rate
Operating leases	6.25%
Finance leases	3.68%

Scheduled maturities of operating and finance lease liabilities outstanding as of March 31, 2021 are as follows:

Fiscal Year	Operating Leases	Finance Leases

2022	$682,373	$2,558
2023	931,948	-
2024	674,488	-
2025	30,739	-
Total Minimum Future Payments	2,319,548	2,558

Less: Imputed Interest	190,600	12

Present Value of Lease Liabilities	$2,128,948	$2,546